JPMORGAN TRUST III

270 Park Avenue

New York, NY 10017

March 6, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust III (the “Trust”) on behalf of

the JPMorgan Multi-Managers Alternatives Fund

(the “Fund”)

File Nos. 333-192502 and 811-22915

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses of the Fund do not differ from the prospectuses contained in the Post-Effective Amendment No. 6 (Amendment No. 8 under the Investment Company Act of 1940) filed electronically on February 27, 2017.

If you have any questions, please call the undersigned at (212) 648-0919.

Sincerely,

/s/ Carmine Lekstutis
Carmine Lekstutis
Assistant Secretary